Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Dividends Declared and Recorded	The table below describes the dividends paid in 2024.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 9, 2023	December 29, 2023	January 16, 2024	0.195	22.3
February 28, 2024	March 28, 2024	April 15, 2024	0.210	23.9
May 8, 2024	June 28, 2024	July 15, 2024	0.210	23.9
August 7, 2024	September 27, 2024	October 15, 2024	0.210	23.9
November 7, 2024	December 31, 2024	January 15, 2025	0.210	—

Schedule of the Company's RSUs, PSUs, and DSUs

	December 31, 2024			December 31, 2023
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	375,600	658,824	231,347	395,725	785,489	229,282
Granted and adjusted dividends	118,812	130,644	13,070	121,498	183,388	26,146
Paid	(114,329)	(229,024)	(39,424)	(127,173)	(284,209)	(24,081)
Forfeited	(16,543)	(13,861)	—	(14,450)	(25,844)	—
Units, end of year	363,540	546,583	204,993	375,600	658,824	231,347